OPERATING SEGMENTS - Additional Information (Detail)	12 Months Ended
Dec. 31, 2021 Customer
Major Customer [Member] | Foreign countries [member]
Statement [Line Items]
Number of major customers	0
Benchmark for major customer	10.00%
Natura &Co LATAM
Statement [Line Items]
Percentage of entity's revenue	55.80%
Avon International [member]
Statement [Line Items]
Percentage of entity's revenue	23.20%
The Body Shop
Statement [Line Items]
Percentage of entity's revenue	14.50%
Aesop International [member]
Statement [Line Items]
Percentage of entity's revenue	6.50%